IDX Risk-Managed Digital Assets Strategy Fund

(Formerly, IDX Risk-Managed Bitcoin Strategy Fund)

Institutional Class Shares (Ticker Symbol: BTIDX)

IDX Adaptive Opportunities Fund

(Formerly, IDX Commodity Opportunities Fund)

Institutional Class Shares (Ticker Symbol: COIDX)

Each a series of

Trailmark Series Trust (Formerly, IDX Funds)

August 7, 2025

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated April 30, 2025, as supplemented

Effective July 29, 2025, IDX Funds is renamed Trailmark Series Trust (the “Trust”). Any information in the Prospectus and SAI to the contrary should be disregarded.

Effective July 29, 2025, the firm Thompson Hine LLP is selected to serve as the legal counsel to the Trust and Independent Trustees. Any information in the Prospectus and SAI to the contrary should be disregarded.

Effective June 27, 2025, Kelley Brennan and Tobias Caldwell concluded their services on the Board of Trustees of the Trust. Any references to their role as a Trustee are hereby deleted.

Jay Nusblatt has joined the Board of Trustees following his election on June 27, 2025, by the shareholders of the Funds in the Trust. Mr. Nusblatt serves as a Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). He also serves as Chairman of the Board of Trustees.

Christopher MacLaren has joined the Board of Trustees following his election on June 27, 2025, by the shareholders of the Funds in the Trust. Mr. MacLaren serves as a Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of his position as Executive Chairman of the Trust’s Administrator.

Brandon Byrd will now serve as President and Principal Executive Officer of the Trust, effective July 29, 2025, and Jon Wowak will now serve as Chief Compliance Officer of the Trust, effective August 1, 2025.

The following disclosures in the SAI are hereby replaced or revised as follows:

The table in the section titled “Trustees and Officers” is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During the Past 5 Years	Number of Series Overseen	Other Directorships During the Past 5 Years
Independent Trustees
Nicholas Carmi Birth Year: 1966	Trustee	Indefinite/ 2021- present	Head of the Exchange, Figure Markets, Inc. (2024-present); Chief Operating Officer, Lionsoul Global Inc. (2023-2024); Vice President, Institutional Markets, Circle Internet Financial LLC (2022-2024); Head of Financial Markets, BitGo Holdings (2019-2022)	2	None
Jay Nusblatt Birth Year: 1961	Trustee	Indefinite/ 2025 - present	Retired, (2023-present); Managing Director, Sales and Business Development, Donnelley Financial Solutions (2016-2023)	2	None
Interested Trustee
Christopher MacLaren[1] Birth Year: 1978	Trustee	Indefinite/ 2025 - present	Founder and Managing Member of Trailmark Fund Solutions, LLC (2021-present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018-2021)	2	None
Officers
Brandon J. Byrd – 1981	President Anti-Money Laundering (“AML” Officer)	Since 2025 Since 2022	Director of Fund Operations, Trailmark Fund Solutions, LLC (2022-present); Chief Operating Officer, 360 Funds Trust/M3Sixty Funds Trust, M3Sixty Administration, LLC (2001-2021)	N/A	N/A
Jon Wowak – 1976	Chief Compliance Officer	Since 2025	Managing Director & Chief Compliance Officer, Gryphon Compliance Services, LLC (2023-present); Managing Directors, ACA Global (2022-2023); Chief Operating & Financial Officer, Cipperman Compliance Services LLC (2016-2022)	N/A	N/A
Rob Silva - 1966	Treasurer	Since 2024	Managing Director, Trailmark Fund Solutions, LLC (2023-present); Director of Fund Administration, Impax Asset Management, LLC (2014-2023); Director of Fund Administration, Pax Ellevate Management, LLC (2014-2021); Assistant Treasurer, Impax Series Trust I (2015-2023); Assistant Treasurer, Impax Series Trust III (2015-2023)	N/A	N/A
Troy Williamson – 1993	Assistant Treasurer	Since 2025	Manager, Trailmark Fund Solutions, LLC (2023-present); Senior Fund Administrator, Voya Investment Management (2019-2023)	N/A	N/A

[1]	Mr. MacLaren is an “interested person” of the Trust, as defined under the 1940 Act, by virtue of his position as Executive Chairman of the Trust’s Administrator.

The sub-section entitled “Board Structure” is deleted in its entirety and hereby replaced with the following:

Board Structure. The Trust’s Board includes three independent Trustees. Mr. Nusblatt serves as Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds quarterly meetings each year to consider and address matters involving the Trust and the Funds. During these meetings, the Board receives reports from the Funds’ administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. Byrd, and the Trust’s CCO, Mr. Wowak, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee (discussed in more detail below). The Audit Committee is comprised entirely of independent Trustees.

The table under the heading “Qualification of Trustees” is deleted in its entirety and hereby replaced with the following:

Nicholas Carmi	Mr. Carmi brings over 30 years of experience in financial services in prime brokerage services. He has worked extensively in cryptocurrency, providing an additional perspective and understanding to fund investment strategies. He earned his BS and MS in Applied Mathematics and Statistics from Stoney Brook University.
Jay Nusblatt	Mr. Nusblatt is a retired financial services executive, having worked the majority of his career in the mutual fund industry. Mr. Nusblatt focused on fund accounting and administration, where he held a number of leadership roles at PNC Global Investment Servicing and The Bank of New York. He earned his MBA from Jefferson University (formerly, Philadelphia Textile) and a BA in Accounting from Babson College.
Christopher MacLaren	Mr. MacLaren has over 21 years of experience in the financial services industry. Mr. MacLaren founded Gryphon Fund Group, providing administration, transfer agency and compliance services to the registered fund industry. He earned his BA from Wittenberg University in Economics and his MS in Accountancy, Accounting and Audit.

 The table under the heading “Trustees’ Ownership of Fund Shares” is hereby supplemented as follows:

	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by a Director in a Family of Investment Companies
	Digital Assets Fund	Adaptive Fund
Independent Trustee
Jay Nusblatt	A	A	A
Interested Trustee
Christopher MacLaren	A	A	A

 The table under the heading “Compensation” is hereby supplemented as follows:

Name of Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Independent Trustees
Jay Nusblatt	$16,000**	N/A	N/A	$16,000**
Interested Trustees
Christopher MacLaren	$0	N/A	N/A	$0

**	Estimated for the fiscal year ended December 31, 2025.

 The first paragraph of the sub-section entitled “Control Persons and Principal Holders of Securities” is hereby replaced with the following:

Control Persons and Principal Holders of Securities. As of May 22, 2025, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Funds.

 * * * * * * *

You should read this Supplement, in conjunction with the Prospectus and SAI, dated April 30, 2025, each as may be amended from time to time, because they provide information you should know about the Funds before investing in it. These documents are available upon request and without charge by calling the Funds at 216-329-4271.

PLEASE RETAIN THIS SUPPLEMENT FOR FURTHER REFERENCE